Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000257945 [Member]
Shareholder Report [Line Items]
Fund Name	MC Trio Equity Buffered ETF
Class Name	MC Trio Equity Buffered ETF
Trading Symbol	TRIO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MC Trio Equity Buffered ETF (the “Fund”) for the period of March 5, 2025 to January 31, 2026 (the “Period”).
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://mctrio.com/. You can also request information by calling (215) 330-4476.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://mctrio.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$68	0.70%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund delivered returns driven by its options-based exposures to U.S. large-cap (70% SPY), U.S. small-cap (15% IWM), and developed international equities (15% EFA), implemented through FLEX options designed to provide buffered outcomes. Performance was led primarily by the SPY allocation, which reached multiple all-time highs in 2025 amid strength in large-cap technology and continued investor interest in AI-related investment and capital spending. The small-cap and developed international sleeves also contributed positively, with both indices reaching new highs at various points during the year.

The Fund generally exhibited lower volatility relative to broad equity markets during the Period. During the mid-March and early April 2025 tariff-driven selloff (when the S&P 500 declined by as much as 19%), The Fund helped to mitigate a significant portion of the downturn due to its built-in buffers. Additionally, the disciplined rolling of expiring option positions in the SPY and EFA sleeves allowed the Fund to reset caps and buffers at prevailing market levels, contributing to performance. Overall results reflected both underlying market movements and the mechanics of implementing and resetting buffered option exposures across SPY, IWM, and EFA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (3/5/2025)
MC Trio Equity Buffered ETF - NAV	12.34%
Solactive GBS Global Markets All Cap USD Index	24.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://mctrio.com/ for more recent performance information.

Performance Inception Date	Mar. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 112,578,858
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 650,115
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$112,578,858	Advisory Fees	$650,115
# of Portfolio Holdings	7	Portfolio Turnover Rate*	101%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP HOLDINGS (as a % of Net Assets)
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $6.58	69.7%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $2.52	15.3%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $0.94	15.2%
SPDR S&P 500 ETF Trust, Expiration: 09/18/2026; Exercise Price: $657.63	2.3%
iShares Russell 2000 ETF, Expiration: 12/18/2026; Exercise Price: $252.08	1.0%
iShares MSCI EAFE ETF, Expiration: 12/18/2026; Exercise Price: $93.84	0.5%